Consolidated Statements of Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2019	27,885,613
Balance at Dec. 31, 2019	$ 3	$ 246,979	$ (216,845)	$ 140	$ 30,277	$ 854	$ 31,131
Issuance of ordinary shares (in shares)	11,238,590
Issuance of ordinary shares	$ 1	111,593	0	0	111,594	0	111,594
Capital contribution from noncontrolling interests	$ 0	0	0	0	0	80	80
Share-based compensation (Note 10) (in shares)	17,710
Share-based compensation (Note 10)	$ 0	7,946	0	0	7,946	225	8,171
Capital contribution shared by noncontrolling interests	0	(67)	0	0	(67)	67	0
Other comprehensive income (loss)	0	0	0	(437)	(437)	(93)	(530)
Net loss	$ 0	0	(60,973)	0	(60,973)	(2,848)	(63,821)
Balance (in shares) at Dec. 31, 2020	39,141,913
Balance at Dec. 31, 2020	$ 4	366,451	(277,818)	(297)	88,340	(1,715)	86,625
Share-based compensation (Note 10) (in shares)	19,287
Share-based compensation (Note 10)	$ 0	3,234	0	0	3,234	48	3,282
Other comprehensive income (loss)	0	0	0	(226)	(226)	(65)	(291)
Net loss	$ 0	0	(64,179)	0	(64,179)	(4,029)	(68,208)
Forfeited restricted shares (in shares)	(262,408)
Forfeited restricted shares	$ 0	(310)	0	0	(310)	0	(310)
Exercise of share options (in shares)	28,771
Exercise of share options	$ 0	83	0	0	83	0	83
Accretion of contingently redeemable noncontrolling interest	$ 0	(258)	0	0	(258)	0	(258)
Balance (in shares) at Dec. 31, 2021	38,927,563
Balance at Dec. 31, 2021	$ 4	369,200	(341,997)	(523)	26,684	(5,761)	20,923
Share-based compensation (Note 10) (in shares)	72,941
Share-based compensation (Note 10)	$ 0	1,521	0	0	1,521	141	1,662
Other comprehensive income (loss)	0	0	0	959	959	519	1,478
Net loss	$ 0	0	(33,279)	0	(33,279)	(3,001)	(36,280)
Forfeited restricted shares (in shares)	(907)
Forfeited restricted shares	$ 0	(7)	0	0	(7)	0	(7)
Accretion of contingently redeemable noncontrolling interest	$ 0	(1,857)	0	0	(1,857)	0	(1,857)
Balance (in shares) at Dec. 31, 2022	38,999,597
Balance at Dec. 31, 2022	$ 4	$ 368,857	$ (375,276)	$ 436	$ (5,979)	$ (8,102)	$ (14,081)